Commitments and Contingencies (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 497	$ 543
2022 and thereafter	$ 164	$ 33